Discontinued Operations - Schedule of Cash flow Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Heavy Civil and Geoconstruction Business Segment [Member]
Cash flow data:
Depreciation and amortization	$ 1,609	$ 5,833	$ 14,223
Capital expenditures	1,699	1,536	567
Heavy Civil [Member]
Cash flow data:
Bad debt expense (income) – Heavy Civil only	$ 1,165	$ (124)	$ 44